Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2019
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 13, 2019
Document Effective Date	Dec. 13, 2019
Prospectus Date	Feb. 28, 2019
MainStay MacKay Short Term Municipal Fund | Class R6
Prospectus:
Trading Symbol	MSTEX
MainStay MacKay Short Term Municipal Fund | Class I
Prospectus:
Trading Symbol	MSTIX
MainStay MacKay Short Term Municipal Fund | Class A
Prospectus:
Trading Symbol	MSTAX
MainStay MacKay Short Term Municipal Fund | Investor Class
Prospectus:
Trading Symbol	MYTBX
MainStay MacKay Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	MTRVX
MainStay MacKay Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	MTRDX
MainStay MacKay Total Return Bond Fund | Class R2
Prospectus:
Trading Symbol	MTRTX
MainStay MacKay Total Return Bond Fund | Class R1
Prospectus:
Trading Symbol	MTMRX
MainStay MacKay Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	MTMIX
MainStay MacKay Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	MTMCX
MainStay MacKay Total Return Bond Fund | Class B
Prospectus:
Trading Symbol	MTMBX
MainStay MacKay Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MTMAX
MainStay MacKay Total Return Bond Fund | Investor Class
Prospectus:
Trading Symbol	MTMNX
Investor Class, Class A, and Class I Prospectus | MainStay Short Term Bond Fund | Investor Class
Prospectus:
Trading Symbol	MIXNX
Investor Class, Class A, and Class I Prospectus | MainStay Short Term Bond Fund | Class I
Prospectus:
Trading Symbol	MIXIX
Investor Class, Class A, and Class I Prospectus | MainStay Short Term Bond Fund | Class A
Prospectus:
Trading Symbol	MIXAX
Investor Class, Class A, Class R6, and Class I Prospectus | MainStay Short Term Bond Fund | Class R6
Prospectus:
Trading Symbol	MIXDX